accounting policy developments	12 Months Ended
Dec. 31, 2023
accounting policy developments
accounting policy developments
2	accounting policy developments
(a)	Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

●	In February 2021, the International Accounting Standards Board issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application was permitted. The amendments require the disclosure of material accounting policy information rather than disclosing significant accounting policies, and clarify how to distinguish changes in accounting policies from changes in accounting estimates. Our financial disclosure is currently not materially affected by the application of the amendments.
●	In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application was permitted. With a view to reducing diversity in reporting, the amendments clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Our financial performance and disclosure are currently not materially affected by the application of the amendments.
●	In May 2023, the International Accounting Standards Board issued International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12), which amended IAS 12, Income Taxes. The amendments provide, and we use, temporary relief from accounting for deferred income taxes arising from the Organisation for Economic Co-operation and Development’s Pillar Two model rules (such rules ensuring that large multinational corporations would be subject to a minimum 15% income tax rate in every jurisdiction in which they operate). As different jurisdictions are expected to implement the OECD rules at different speeds and at different points in time, the amendments are intended to help ensure consistency within, and comparability across, financial statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. We are currently assessing the impacts of the amended standard, but do not expect that our financial disclosure will be materially affected by the application of the amendments.
(b)	Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied

●	In May 2023, the International Accounting Standards Board issued Supplier Finance Arrangements, which amended IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures, and requires additional quantitative and qualitative disclosure about supplier finance arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2024, although earlier application is permitted; comparative prior-period information is not required in the year of initial application. We are currently assessing the impacts of the amended standards, but do not expect that our financial disclosure, set out in Note 23, will be materially affected by the application of the amendments.